Summary of Significant Accounting Policies - (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) option	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Depreciation expense	$ 37	$ 45	$ 121	$ 124	$ 164	$ 177	$ 184
Number of renewal options | option					1
Lessee, operating lease, renewal term					5 years
Years of service, minimum					10 years
Minimum | Customer related intangible assets
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					12 years
Minimum | Patents and other technology-based intangible assets
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					6 years
Minimum | Tradenames and other amortizable intangible assets
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					11 years
Minimum | Software and Software Development Costs
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					3 years
Maximum | Customer related intangible assets
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					19 years
Maximum | Patents and other technology-based intangible assets
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					10 years
Maximum | Tradenames and other amortizable intangible assets
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					16 years
Maximum | Software and Software Development Costs
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life					7 years
Medical Equipment Used In Rental Arrangments
Accounting Policies [Line Items]
Depreciation expense					$ 32	$ 28	$ 32
Buildings and leasehold improvements | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, useful life					10 years
Buildings and leasehold improvements | Minimum | Majority
Accounting Policies [Line Items]
Property, plant and equipment, useful life					20 years
Buildings and leasehold improvements | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, useful life					40 years
Buildings and leasehold improvements | Maximum | Majority
Accounting Policies [Line Items]
Property, plant and equipment, useful life					40 years
Machinery and equipment | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, useful life					3 years
Machinery and equipment | Minimum | Majority
Accounting Policies [Line Items]
Property, plant and equipment, useful life					5 years
Machinery and equipment | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, useful life					15 years
Machinery and equipment | Maximum | Majority
Accounting Policies [Line Items]
Property, plant and equipment, useful life					10 years